Income Tax: (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Details Oneabstract [Abstract]
Income tax expense based on Canadian tax rates	$ 8,016,735	$ 31,146,013
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	(570,196)	16,872,781
Non-deductible expenses	1,016,377	3,581,209
Withholding tax	5,983,324	2,000,265
Worthless stock write-off	(12,712,678)	0
Previously unrecognized tax benefits	(13,197,148)	0
Change in valuation allowance and other	1,493,469	(18,527,094)
Income tax	$ (9,970,117)	$ 35,073,174